Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
All in [member]
Capital
Common Equity Tier 1 Capital	$ 44,443	$ 43,352
Net Tier 1 Capital	50,187	49,473
Total regulatory capital	57,364	56,113
Risk-weighted assets/exposures used in calculation of capital ratios
CET1 risk-weighted assets	400,507	376,379
Tier 1 risk-weighted assets	400,680	376,379
Total risk-weighted assets	400,853	376,379
Leverage exposures	$ 1,119,099	$ 1,052,891
Capital ratios
Common Equity Tier 1 Capital ratio	11.10%	11.50%
Tier 1 capital ratio	12.50%	13.10%
Total capital ratio	14.30%	14.90%
Leverage ratio	4.50%	4.70%
Transitional [member]
Capital
Common Equity Tier 1 Capital		$ 46,051
Net Tier 1 Capital		50,623
Total regulatory capital		57,222
Risk-weighted assets/exposures used in calculation of capital ratios
CET1 risk-weighted assets		387,292
Tier 1 risk-weighted assets		387,292
Total risk-weighted assets		387,292
Leverage exposures		$ 1,053,928
Capital ratios
Common Equity Tier 1 Capital ratio		11.90%
Tier 1 capital ratio		13.10%
Total capital ratio		14.80%
Leverage ratio		4.80%